Merger with MabVax Therapeutics, Inc (Details Narrative) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jul. 08, 2014
Business Acquisition [Line Items]
Merger agreement, entry date	May 12, 2014
Merger agreement, effective date	Jul. 08, 2014
Impairment of goodwill	$ 0
Mab Vax [Member]
Business Acquisition [Line Items]
Purchase price consideration		$ 6,416,000,000
Business acquisition, common stock closing price		$ 11.20
Business acquisition, common stock shares		572,887